Trade Names and Other Intangible Assets, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization	$ 4,400	$ 4,300	$ 4,300
Weighted average amortization period	19 years 3 months 18 days